Investment Securities - Other-Than-Temporary Impairment (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment securities
Other than temporary impairment recognized	$ 0	$ 0	$ 0
Debt securities
Investment securities
Other than temporary impairment recognized			0	$ 0
Equity securities
Investment securities
Other than temporary impairment recognized			$ 0	$ 0